Financial Instruments and Risk Management - Derivative and Hedging Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars	$ 684,700,000	$ 539,500,000
Fair value gain/(loss)	5,200,000	1,200,000
Interest rate swap derivative	18,900,000	7,400,000
Derivative liabilities	13,700,000	6,200,000
Forward Currency and Forward Swap Contracts | Foreign currency forwards and swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value gain/(loss)	(1,400,000)	3,400,000
Forward Currency and Forward Swap Contracts | Cash flow hedges | Foreign currency forwards and swaps
Disclosure of detailed information about hedging instruments [line items]
Fair value gain/(loss)	6,600,000	(2,200,000)
Canadian dollar
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars	$ 194,200,000	$ 195,500,000
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.75	0.79
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ (1,900,000)	$ 600,000
Thai baht
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars	$ 138,000,000.0	$ 109,900,000
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.03	0.03
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 6,800,000	$ (1,000,000.0)
Malaysian ringgit
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars	$ 127,800,000	$ 48,800,000
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.22	0.24
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 1,300,000	$ 200,000
Mexican peso
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars	$ 56,600,000	$ 23,500,000
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.05	0.05
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 900,000	$ 200,000
British pound
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars	$ 2,600,000
Weighted average exchange rate in U.S. dollars (in dollars per share)	1.18
Maximum period in months	4 months
Fair value gain/(loss)	$ (200,000)
Chinese renminbi
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars	$ 45,700,000	$ 55,200,000
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.15	0.15
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 400,000	$ 1,200,000
Euro
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars	$ 46,200,000	$ 20,600,000
Weighted average exchange rate in U.S. dollars (in dollars per share)	1.04	1.14
Maximum period in months	8 months	4 months
Fair value gain/(loss)	$ (3,400,000)	$ 600,000
Romanian leu
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars	$ 37,300,000	$ 40,600,000
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.20	0.23
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 1,500,000	$ (1,100,000)
Singapore dollar
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars	$ 24,700,000	$ 27,800,000
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.72	0.74
Maximum period in months	12 months	12 months
Fair value gain/(loss)	$ 1,100,000	$ 0
Japanese yen
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars	$ 6,800,000	$ 11,600,000
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.0072	0.0088
Maximum period in months	4 months	4 months
Fair value gain/(loss)	$ (600,000)	$ 500,000
Korean won
Disclosure of detailed information about hedging instruments [line items]
Contract amount in U.S. Dollars	$ 4,800,000	$ 6,000,000.0
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.0008	0.0008
Maximum period in months	4 months	4 months
Fair value gain/(loss)	$ (700,000)	$ 0